Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserves	Investments statutory reserve	Valuation Adjustments	Cumulative translation adjustments	Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests in subsidiaries
Beginning balance at Dec. 31, 2017	R$ 9,624,038	R$ 5,171,752	R$ 536	R$ 549,778	R$ (482,260)	R$ 4,930	R$ 629,144	R$ 3,000,707	R$ 154,824	R$ 53,061		R$ 163,742	R$ 9,246,214	R$ 377,824
Statement [Line Items]
Net income for the year	1,132,320										R$ 1,150,421		1,150,421	(18,101)
Actuarial (gain) losses of post-employment benefits, net of income taxes:
Subsidiaries	(5,282)
Actuarial losses of post-employment benefits, net of income taxes	(6,657)								(2,568)				(2,568)	(4,089)
Fair value adjustments of financial assets, net of income taxes	(216,266)								(216,245)				(216,245)	(21)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	12,796									12,796			12,796
Total comprehensive income for the year	922,193								(218,813)	12,796	1,150,421		944,404	(22,211)
Stock plan	(10,501)			(7,378)	(3,123)								(10,501)
Equity instrument granted	3,773		3,773										3,773
Realization of revaluation reserve of subsidiaries						(218)					218
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(3)										(3)		(3)
Expired dividends	3,170										3,170		3,170
Transfer to investments reserve								3,385			(3,385)
Additional dividends attributable to non-controlling interests	(3,689)													(3,689)
Transfer to statutory reserve								408,335			(408,335)
Approval of additional dividends by the Shareholders' Meeting	(163,742)											(163,742)	(163,742)
Allocation of net income:
Legal reserve							57,521				(57,521)
Interim dividends (R$ 0.56 per share of the Company)	(304,241)										(304,241)		(304,241)
Proposed dividends (R$ 0.70 per share of the Company)	(270,969)										(380,324)	109,355	(270,969)
Ending balance at Dec. 31, 2018	9,800,029	5,171,752	4,309	542,400	(485,383)	4,712	686,665	3,412,427	(63,989)	65,857		109,355	9,448,105	351,924
Statement [Line Items]
Net income for the year	402,944										373,526		373,526	29,418
Fair value adjustments of available for financial instruments, net of income taxes:
Subsidiaries	(51,319)								(51,340)				(51,340)	21
Joint ventures	(978)								(978)				(978)
Actuarial (gain) losses of post-employment benefits, net of income taxes:
Subsidiaries	(29,996)
Actuarial losses of post-employment benefits, net of income taxes	(36,787)								(30,010)				(30,010)	(6,777)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	36,570									36,570			36,570
Total comprehensive income for the year	350,430								(82,328)	36,570	373,526		327,768	22,662
Equity instrument granted of subsidiaries	7,661		7,661										7,661
Shareholder transaction—gain in reimbursement of shares pref. B from Oxiteno Nordeste											1,489		1,489	(1,489)
Realization of revaluation reserve of subsidiaries						(190)					190
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(31)										(31)		(31)
Transfer to investments reserve								1,648			(1,648)
Dividends attributable to non-controlling interests	(993)													(993)
Redemption of non-controlling shares of Oxiteno Nordeste	(2,180)													(2,180)
Capital increase from subsidiary Iconic non-controlling shareholders	6,996													6,996
Approval of additional dividends by the Shareholders' Meeting	(109,355)											(109,355)	(109,355)
Allocation of net income:
Legal reserve							18,676				(18,676)
Interim dividends (R$ 0.20 per share of the Company)	(217,382)										(217,382)		(217,382)
Proposed dividends (R$ 0.24 per share of the Company)								(124,002)			(137,468)	261,470
Ending balance at Dec. 31, 2019	9,835,175	5,171,752	11,970	542,400	(485,383)	4,522	705,341	3,290,073	(146,317)	102,427		261,470	9,458,255	376,920
Statement [Line Items]
Net income for the year	927,697										893,383		893,383	34,314
Fair value adjustments of available for financial instruments, net of income taxes:
Subsidiaries	(313,271)								(313,271)				(313,271)
Joint ventures	190								190				190
Actuarial (gain) losses of post-employment benefits, net of income taxes:
Subsidiaries	(17,762)								(6,467)				(6,467)	(11,295)
Joint ventures	875								875				875
Currency translation of foreign subsidiaries, including the effect of net investments hedge	129,169									129,169			129,169
Total comprehensive income for the year	726,898								(318,673)	129,169	893,383		703,879	23,019
Issuance of shares related to the subscription warrants - indemnification - Extrafarma acquisition	54,763			54,763									54,763
Stock plan	(6,799)			(3,114)	(3,685)								(6,799)
Equity instrument granted	4,526		4,526										4,526
Equity instrument granted of subsidiaries	5,908		5,908										5,908
Income and social contribution taxes on realization of revaluation reserve of subsidiaries						(185)					185
Transfer to investments reserve								(774)			774
Loss due to the payments fixed dividends to preferred shares											(1,001)		(1,001)	1,001
Shareholder transaction – changes of investments											42		42	(42)
Dividends attributable to non-controlling interests	(24,379)													(24,379)
Approval of additional dividends by the Shareholders' Meeting	(261,470)											(261,470)	(261,470)
Allocation of net income:
Legal reserve							44,669				(44,669)
Investments statutory reserve								368,966			(368,966)
Proposed dividends (R$ 0.44 per share)	(424,357)										R$ (479,748)	55,391	(424,357)
Ending balance at Dec. 31, 2020	R$ 9,910,265	R$ 5,171,752	R$ 22,404	R$ 594,049	R$ (489,068)	R$ 4,337	R$ 750,010	R$ 3,658,265	R$ (464,990)	R$ 231,596		R$ 55,391	R$ 9,533,746	R$ 376,519